UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 153.1% (99.7% of Total Investments)
	Alabama – 4.2% (2.8% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 –	5/12 at 101.00	AAA	$5,532,489
	MBIA Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 – MBIA Insured	3/12 at 101.00	AAA	3,258,759
10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	10,424,600
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

18,355	Total Alabama			19,215,848

	Alaska – 3.7% (2.4% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	AAA	16,672,950
	(Pre-refunded 10/01/12) – AMBAC Insured

	Arizona – 2.2% (1.4% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	5,027,150
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	Aaa	4,752,900
	7/01/37 – FGIC Insured

11,000	Total Arizona			9,780,050

	California – 15.8% (10.2% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	1,129,800
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – MBIA Insured	10/15 at 100.00	Aaa	1,552,686
1,565	5.000%, 10/01/27 – MBIA Insured	10/15 at 100.00	Aaa	1,630,104
6,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	1/28 at 100.00	AAA	6,664,800
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
	California, General Obligation Bonds, Series 2000:
375	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	402,896
190	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	204,134
10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 – MBIA Insured	2/12 at 100.00	AAA	10,456,500
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	AA–	9,179,192
	(Alternative Minimum Tax)
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/08 at 100.00	AAA	3,008,010
	Insured (Alternative Minimum Tax)
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	2,443,915
	5.000%, 9/01/27 – AMBAC Insured
6,190	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-	6/15 at 100.00	A2	6,065,581
	Backed Bonds, Trust K74W, 6.847%, 6/01/35 – FGIC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	958,680
365	5.125%, 6/01/47	6/17 at 100.00	BBB	316,210
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	861,610
	11/01/25 – FSA Insured
625	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	644,681
	2006A-1, 5.000%, 7/01/36 – AMBAC Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	AAA	8,105,841
	AMBAC Insured
7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	7,618,275
	1998A, 5.200%, 7/01/32 – MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AAA	2,491,982
	5.250%, 8/15/18 – FSA Insured
6,720	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	6,014,534
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	1,758,006
	5.000%, 8/01/28 – MBIA Insured

72,265	Total California			71,507,437

	Colorado – 5.6% (3.6% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	AAA	18,007,397
	Series 2005, 5.000%, 8/01/24 – MBIA Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	AAA	765,915
	XLCA Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	6,627,110
	9/01/25 – MBIA Insured

35,050	Total Colorado			25,400,422

	District of Columbia – 1.5% (1.0% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	AAA	6,213,714
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	765,830
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

7,740	Total District of Columbia			6,979,544

	Florida – 11.7% (7.6% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,548,316
1,480	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	1,611,039
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	12,021,892
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%,	10/11 at 100.00	Aaa	8,786,849
	10/01/13 – MBIA Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	7,885,226
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	5,948,152
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	10,226,900
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	2,048,840
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA-	986,210
	Obligation Group, Series 2007, 5.000%, 8/15/42
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	1,033,040

50,305	Total Florida			53,096,464

	Georgia – 2.2% (1.4% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	7,176,516
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,058,890
	FSA Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,714,967
	6/01/32 (Alternative Minimum Tax)

9,620	Total Georgia			9,950,373

	Idaho – 1.0% (0.6% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	3,196,740
1,130	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,198,297

4,130	Total Idaho			4,395,037

	Illinois – 13.1% (8.5% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 (Pre-refunded	1/12 at 100.00	Aaa	11,020,900
	1/01/12) – FGIC Insured
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – MBIA Insured	1/11 at 101.00	AAA	1,376,605
	Chicago, Illinois, General Obligation Bonds, Series 2001A:
50	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	54,769
3,645	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	3,992,660
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,429,945
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,664,849
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,907,848
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,029,239
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,735,504
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	AAA	3,150,180
	Airport, Series 2002A, 5.750%, 1/01/17 – MBIA Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	AAA	4,228,360
	5.000%, 12/01/21 – MBIA Insured
730	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	786,363
	Series 2003C, 5.250%, 10/01/22 – FSA Insured
770	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	871,209
	Series 2003C, 5.250%, 10/01/22 (Pre-refunded 10/01/13) – FSA Insured
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	Aaa	3,531,570
	2/01/35 – FGIC Insured
4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	4,214,600
	5.000%, 1/01/26 – FSA Insured
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23 –	4/12 at 100.00	AAA	5,312,350
	FSA Insured

55,995	Total Illinois			59,306,951

	Indiana – 16.0% (10.5% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	AAA	3,596,523
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District,
	Series 2002D:
2,500	5.375%, 4/01/23 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	2,767,500
7,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	7,797,358
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	7,714,700
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	10,127,200
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
3,200	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	3,233,120
	MBIA Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	27,708,248
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage
	Bonds, Series 2001:
420	5.250%, 1/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	Aaa	465,864
430	5.250%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	Aaa	476,956
1,675	5.400%, 7/15/23 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	Aaa	1,868,396
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,276,958
	2002, 5.000%, 7/15/24 – MBIA Insured

67,640	Total Indiana			73,032,823

	Louisiana – 3.4% (2.2% of Total Investments)
3,280	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007	7/17 at 100.00	AAA	2,247,000
	Drivers 1755, 8.789%, 7/01/37 – CIFG Insured (IF)
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	1,565,010
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
770	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	770,732
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	7,684,650
3	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 6.541%, 5/01/41 –	5/16 at 100.00	AAA	2,625
	FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	AAA	3,234,191
	MBIA Insured

16,908	Total Louisiana			15,504,208

	Massachusetts – 1.2% (0.8% of Total Investments)
2,630	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	2,715,028
	5/01/31 – AMBAC Insured
1,550	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,675,783
	8/01/26 – MBIA Insured
925	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual	2/17 at 100.00	AAA	859,011
	Trust 7039, 8.712%, 8/01/46 – FSA Insured (IF)

5,105	Total Massachusetts			5,249,822

	Michigan – 0.3% (0.2% of Total Investments)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,507,875
	2006A, 5.000%, 12/01/31

	Missouri – 2.5% (1.6% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	1,757,696
	2004, 5.250%, 3/01/19 – FSA Insured
8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	9,500,361
	7/01/31 (Pre-refunded 7/01/11) – MBIA Insured

10,335	Total Missouri			11,258,057

	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,568,354
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,091,140
1,000	5.250%, 4/01/21 – FSA Insured	4/13 at 100.00	AAA	1,072,240

8,360	Total Nebraska			8,731,734

	Nevada – 2.1% (1.4% of Total Investments)
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	9,543,625
	(Pre-refunded 7/01/11) – FSA Insured

	New Jersey – 0.5% (0.4% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	2,442,615
	5.250%, 12/15/20

	New York – 4.9% (3.1% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	Aaa	1,177,949
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,849,076
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
3,130	Hudson Yards Infrastucture Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	2,988,900
	2/15/47 – MBIA Insured (UB)
2,400	Long Island Power Authority, New York Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AAA	2,216,136
	5/01/33 – MBIA Insured (UB)
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,544,250
	5.000%, 11/15/30 – AMBAC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	10,306,000
	Series 2002A, 5.000%, 11/15/30 – FSA Insured

21,810	Total New York			22,082,311

	North Carolina – 0.5% (0.3% of Total Investments)
2,125	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,298,570
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – FSA Insured

	Ohio – 0.7% (0.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
70	5.125%, 6/01/24	6/17 at 100.00	BBB	67,738
710	5.875%, 6/01/30	6/17 at 100.00	BBB	706,436
685	5.750%, 6/01/34	6/17 at 100.00	BBB	660,217
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	1,516,259

3,035	Total Ohio			2,950,650

	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	1,983,300
	5.000%, 2/15/37

	Oregon – 1.5% (1.0% of Total Investments)
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
4,530	5.375%, 12/01/31	12/11 at 100.00	AA	4,613,533
2,115	5.500%, 12/01/42	12/11 at 100.00	AA	2,151,695

6,645	Total Oregon			6,765,228

	Pennsylvania – 3.5% (2.3% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	AAA	4,983,525
	Airport, Series 1997A, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia,	12/16 at 100.00	AAA	4,120,708
	Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,096,841
	AMBAC Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,200,020
	11/15/18 – FSA Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	2,188,400
	5.000%, 1/15/19 – FSA Insured
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,112,440
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – FSA Insured

14,680	Total Pennsylvania			15,701,934

	Puerto Rico – 0.5% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,305,556
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aaa	785,900
	8/01/42 – FGIC Insured

6,225	Total Puerto Rico			2,091,456

	South Carolina – 1.5% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	2,005,263
	2006, 5.000%, 12/01/28 – FSA Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – MBIA Insured	4/13 at 100.00	AAA	1,108,830
2,300	5.000%, 4/01/21 – MBIA Insured	4/13 at 100.00	AAA	2,441,772
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AAA	1,070,390
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – FSA Insured

6,250	Total South Carolina			6,626,255

	Tennessee – 9.8% (6.4% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – FSA Insured	10/14 at 100.00	AAA	1,629,102
1,455	5.000%, 10/01/20 – FSA Insured	10/14 at 100.00	AAA	1,582,080
1,955	5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,112,358
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AAA	11,101,200
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AAA	11,101,200
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AAA	16,786,676
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – FSA Insured

40,100	Total Tennessee			44,312,616

	Texas – 25.5% (16.6% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	Aaa	3,720,500
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	Aaa	10,173,500
	5.375%, 8/15/32 – MBIA Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	AAA	1,264,982
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	2,383,158
2,355	5.000%, 11/15/17 – MBIA Insured	11/13 at 100.00	AAA	2,489,329
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	Aaa	14,251,900
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	Aaa	1,048,150
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,784,236
	5/15/17 – FSA Insured
5,875	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,276,674
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
8,545	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	8,638,653
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – MBIA Insured	5/12 at 100.00	Aaa	3,744,576
3,520	5.125%, 11/01/21 – MBIA Insured	5/12 at 100.00	Aaa	3,744,576
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – MBIA Insured	1/12 at 102.00	Aaa	9,677,582
11,665	5.500%, 1/01/33 – MBIA Insured	1/12 at 102.00	Aaa	11,885,235
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,246,000
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,448,065
	5.250%, 12/01/22 (Alternative Minimum Tax)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,000	5.250%, 2/15/22 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	3,300,480
7,340	5.250%, 2/15/23 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	8,075,174
5,000	5.250%, 2/15/25 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	5,500,800

109,660	Total Texas			115,653,570

	Washington – 12.5% (8.2% of Total Investments)
5,385	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	AAA	5,062,331
	2006A, 4.500%, 7/01/30 – AMBAC Insured
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,166,610
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	AAA	8,437,972
	2002A, 5.500%, 7/01/15 – MBIA Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	Aaa	2,703,100
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,415,490
	2003B, 5.000%, 6/01/17 – FSA Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aaa	3,602,862
	Community Schools, Series 2003, 5.250%, 12/01/16 – FSA Insured
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	2,196,380
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aaa	4,534,114
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	15,107,400
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aaa	5,525,179
	2002, 5.000%, 12/01/20 – FSA Insured

54,110	Total Washington			56,751,438

	Wisconsin – 2.9% (1.9% of Total Investments)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AAA	13,182,642
	(Pre-refunded 7/01/12) – AMBAC Insured

$ 678,798	Total Municipal Bonds (cost $661,013,929)			693,975,805

Shares	Description (1)			Value

	Investment Companies – 0.4% (0.3% of Total Investments)
21,133	BlackRock MuniHoldings Fund Inc.			331,366
13,600	BlackRock MuniEnhanced Fund Inc.			144,976
7,920	Dreyfus Strategic Municipal Fund			70,488
7,600	Morgan Stanley Dean Witter Insured Municipal Income Trust			107,844
9,668	Morgan Stanley Quality Municipal Income Trust			129,164
26,280	PIMCO Municipal Income Fund II			402,084
9,500	Van Kampen Advantage Municipal Income Fund II			123,880
28,680	Van Kampen Investment Grade Municipal Trusst			429,913
6,240	Van Kampen Municipal Trust			95,971

	Total Investment Companies (cost $1,683,350)			1,835,686

	Total Investments (cost $662,697,279) – 153.5%			695,811,491

	Floating Rate Obligations – (4.6)%			(20,938,334)

	Other Assets Less Liabilities – 2.5%			11,395,918

	Preferred Shares, at Liquidation Value – (51.4)% (4)			(233,000,000)

	Net Assets Applicable to Common Shares – 100%			$453,269,075

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor’s or Fitch)
or unrated but judged to be of comparable quality by the Adviser.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.5)%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $641,567,287.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$38,779,886
Depreciation	(5,475,812)

Net unrealized appreciation (depreciation) of investments	$33,304,074

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.